Related Party Transactions (Details) - Schedule of Due to Related Parties - USD ($)	6 Months Ended
	Mar. 31, 2023	Sep. 30, 2022
Related Party Transaction [Line Items]
Total due to related parties		$ 118,066
Changzhou Zhongjian Kanglu Technology Co., Ltd [Member]
Related Party Transaction [Line Items]
Related party relationship	An entity controlled by the CEO
Total due to related parties		$ 118,066